Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
American Funds® Strategic Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class A
Trading Symbol	ANBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.73%*
*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class C
Trading Symbol	ANBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.43%*
*Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class T
Trading Symbol	TFSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$21	0.43%*
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-1
Trading Symbol	ANBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$35	0.71%*
*Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-2
Trading Symbol	ANBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$21	0.42%*
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-3
Trading Symbol	ANBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$16	0.32%*
*Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-A
Trading Symbol	CANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$35	0.72%*
*Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-C
Trading Symbol	CANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$72	1.47%*
*Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-E
Trading Symbol	CANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$45	0.91%*
*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets ( in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-T
Trading Symbol	TSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$24	0.48%*
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-1
Trading Symbol	CANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$24	0.49% *
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-2
Trading Symbol	FSBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$21	0.42% *
*Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-3
Trading Symbol	FBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$18	0.37% *
*Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-1
Trading Symbol	RANAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$69	1.41% *
*Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2
Trading Symbol	RANBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$66	1.35% *
*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2E
Trading Symbol	RANHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$55	1.12% *
*Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-3
Trading Symbol	RANCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$47	0.96% *
*Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-4
Trading Symbol	RANEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$33	0.66% *
*Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5E
Trading Symbol	RANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$23	0.47% *
*Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5
Trading Symbol	RANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$18	0.37% *
*Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds® Strategic Bond Fund Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-6
Trading Symbol	RANGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$16	0.32% *
*Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 19,238,000,000
Holdings Count | Holdings	1,969
Investment Company, Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized